Amplify Ethereum Max Income Covered Call ETF
Schedule of Investments
June 30, 2026 (Unaudited)

PURCHASED OPTIONS - 19.4% (a)	Notional Amount	Contracts		Value
Call Options - 19.4%
iShares Ethereum Trust ETF, Expiration: 09/18/2026; Exercise Price: $11.05 (b)(c)(d)	$ 4,364,819	3,671		$ 656,778
TOTAL PURCHASED OPTIONS (Cost $1,040,445)				656,778

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 68.9%		Par		Value
3.58%, 08/06/2026 (e)		1,000,000		996,390
3.56%, 08/20/2026 (e)		100,000		99,494
3.57%, 08/25/2026 (e)		150,000		149,163
3.52%, 08/27/2026 (e)		100,000		99,419
3.59%, 09/01/2026 (e)		100,000		99,376
3.60%, 09/03/2026 (e)		700,000		695,464
3.66%, 09/17/2026 (e)		200,000		198,422
TOTAL U.S. TREASURY BILLS (Cost $2,337,967)				2,337,728

MONEY MARKET FUNDS - 20.0%		Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (f)		675,897		675,897
TOTAL MONEY MARKET FUNDS (Cost $675,897)				675,897

TOTAL INVESTMENTS - 108.3% (Cost $4,054,309)				3,670,403
Liabilities in Excess of Other Assets - (8.3)%			(0.08345)	(282,715)
TOTAL NET ASSETS - 100.0%				$ 3,387,688

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Amplify Ethereum Max Income Covered Call ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (10.0)%	Notional Amount	Contracts	Value
Call Options - (1.1)%
iShares Ethereum Trust ETF, Expiration: 07/07/2026; Exercise Price: $12.58 (a)(b)	$ (4,364,819)	(3,671)	$ (36,710)

Put Options - (8.9)%
iShares Ethereum Trust ETF, Expiration: 09/18/2026; Exercise Price: $11.05 (a)(b)	(4,364,819)	(3,671)	(301,609)
TOTAL WRITTEN OPTIONS (Premiums received $246,518)			$ (338,319)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Ethereum Max Income Covered Call ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$ –	$ 656,778	$ –	$ 656,778
U.S. Treasury Bills	–	2,337,728	–	2,337,728
Money Market Funds	675,897	–	–	675,897
Total Investments	$ 675,897	$ 2,994,506	$ –	$ 3,670,403

Liabilities:
Investments:
Written Options	$ –	$ (338,319)	$ –	$ (338,319)
Total Investments	$ –	$ (338,319)	$ –	$ (338,319)

Refer to the Schedule of Investments for further disaggregation of investment categories.